SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL
Schedule of changes in the Company's share capital

	Common Shares		Class B Shares		Total
	Number (000s)	Stated Value	Number (000s)	Stated Value	Number (000s)	Stated Value
	(previously in US dollars — note 1(c))
Shares issued and outstanding, January 1 and December 31, 2010	46,161	$2,102,392	547	$24,957	46,708	$2,127,349
Issued on exercise of stock options	490	8,735	—	—	490	8,735
Purchase for cancellation:
Stronach Shareholder	—	—	(363)	(16,569)	(363)	(16,569)
Non-Stronach Shareholders	220	8,388	(184)	(8,388)	36	—

Shares issued and outstanding, December 31, 2011	46,871	2,119,515	—	—	46,871	2,119,515
Issued on exercise of stock options	30	1,143	—	—	30	1,143
Issued on settlement of share units	15	350	—	—	15	350
Repurchase for cancellation	(83)	(3,752)	—	—	(83)	(3,752)

Shares issued and outstanding, December 31, 2012	46,833	$2,117,256	—	$—	46,833	$2,117,256